Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Income Statement (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Condensed Income Statement [Line Items]
Revenue from product sales	$ 2,002	$ 2,113	$ 4,510
Cost of sales	(1,602)	(1,790)	(3,736)
Gain (loss) on non-hedge derivatives and other commodity contracts	10	2	10
Gross profit	410	325	784
Corporate administration, marketing and other expenses	(37)	(35)	(64)
Exploration and evaluation costs	(46)	(62)	(114)
Other operating income (expenses)	(57)	(40)	(88)
Special items	(151)	(253)	(438)
Operating profit (loss)	119	(65)	80
Interest income	9	8	15
Other gains and (losses)	3	(4)	(11)
Finance costs and unwinding of obligations	(85)	(83)	(169)
Share of associates and joint ventures' profit (loss)	40	(9)	22
Equity gain (loss) in subsidiaries	0	0	0
Profit (loss) before taxation	86	(153)	(63)
Taxation	(43)	(12)	(108)
Profit (loss) after taxation	43	(165)	(171)
Preferred stock dividends	0	0	0
Profit (loss) for the period	43	(165)	(171)
Equity shareholders	33	(176)	(191)
Non-controlling interests	10	11	20
Comprehensive income (loss)	(34)	(76)	(17)
Comprehensive (income) loss attributable to non-controlling interests	(10)	(11)	(20)
Comprehensive income (loss) attributable to AngloGold Ashanti	(44)	(87)	(37)
Reportable Legal Entities | AngloGold Ashanti (the “Guarantor”)
Condensed Income Statement [Line Items]
Revenue from product sales	280	484	1,001
Cost of sales	(295)	(515)	(1,030)
Gain (loss) on non-hedge derivatives and other commodity contracts	0	0	0
Gross profit	(15)	(31)	(29)
Corporate administration, marketing and other expenses	(28)	(9)	(7)
Exploration and evaluation costs	(3)	(6)	(10)
Other operating income (expenses)	(24)	(4)	(9)
Special items	(13)	(251)	(414)
Operating profit (loss)	(83)	(301)	(469)
Interest income	0	1	1
Other gains and (losses)	0	0	0
Finance costs and unwinding of obligations	(13)	(10)	(22)
Share of associates and joint ventures' profit (loss)	6	3	13
Equity gain (loss) in subsidiaries	53	51	212
Profit (loss) before taxation	(37)	(256)	(265)
Taxation	70	84	104
Profit (loss) after taxation	33	(172)	(161)
Preferred stock dividends	0	(4)	(30)
Profit (loss) for the period	33	(176)	(191)
Equity shareholders	33	(176)	(191)
Non-controlling interests	0	0	0
Comprehensive income (loss)	(44)	(87)	(37)
Comprehensive (income) loss attributable to non-controlling interests	0	0	0
Comprehensive income (loss) attributable to AngloGold Ashanti	(44)	(87)	(37)
Reportable Legal Entities | IOMco (the “Issuer”)
Condensed Income Statement [Line Items]
Revenue from product sales	0	0	0
Cost of sales	0	0	0
Gain (loss) on non-hedge derivatives and other commodity contracts	0	0	0
Gross profit	0	0	0
Corporate administration, marketing and other expenses	(2)	(2)	(7)
Exploration and evaluation costs	0	0	0
Other operating income (expenses)	0	0	0
Special items	(2)	(5)	(6)
Operating profit (loss)	(4)	(7)	(13)
Interest income	2	2	3
Other gains and (losses)	0	0	1
Finance costs and unwinding of obligations	(53)	(53)	(107)
Share of associates and joint ventures' profit (loss)	0	0	0
Equity gain (loss) in subsidiaries	304	235	447
Profit (loss) before taxation	249	177	331
Taxation	0	0	0
Profit (loss) after taxation	249	177	331
Preferred stock dividends	0	0	0
Profit (loss) for the period	249	177	331
Equity shareholders	249	177	331
Non-controlling interests	0	0	0
Comprehensive income (loss)	227	181	365
Comprehensive (income) loss attributable to non-controlling interests	0	0	0
Comprehensive income (loss) attributable to AngloGold Ashanti	227	181	365
Reportable Legal Entities | Other subsidiaries (the “Non-Guarantor Subsidiaries”)
Condensed Income Statement [Line Items]
Revenue from product sales	1,722	1,637	3,539
Cost of sales	(1,307)	(1,276)	(2,707)
Gain (loss) on non-hedge derivatives and other commodity contracts	3	3	11
Gross profit	418	364	843
Corporate administration, marketing and other expenses	1	0	(2)
Exploration and evaluation costs	(43)	(56)	(104)
Other operating income (expenses)	(33)	(36)	(79)
Special items	(139)	0	(27)
Operating profit (loss)	204	272	631
Interest income	7	5	11
Other gains and (losses)	3	(4)	(12)
Finance costs and unwinding of obligations	(19)	(20)	(40)
Share of associates and joint ventures' profit (loss)	32	(12)	9
Equity gain (loss) in subsidiaries	0	0	0
Profit (loss) before taxation	227	241	599
Taxation	(113)	(96)	(212)
Profit (loss) after taxation	114	145	387
Preferred stock dividends	0	(4)	0
Profit (loss) for the period	114	141	387
Equity shareholders	104	130	367
Non-controlling interests	10	11	20
Comprehensive income (loss)	124	157	422
Comprehensive (income) loss attributable to non-controlling interests	(10)	(11)	(20)
Comprehensive income (loss) attributable to AngloGold Ashanti	114	146	402
Consolidation adjustments
Condensed Income Statement [Line Items]
Revenue from product sales	0	(8)	(30)
Cost of sales	0	1	1
Gain (loss) on non-hedge derivatives and other commodity contracts	7	(1)	(1)
Gross profit	7	(8)	(30)
Corporate administration, marketing and other expenses	(8)	(24)	(48)
Exploration and evaluation costs	0	0	0
Other operating income (expenses)	0	0	0
Special items	3	3	9
Operating profit (loss)	2	(29)	(69)
Interest income	0	0	0
Other gains and (losses)	0	0	0
Finance costs and unwinding of obligations	0	0	0
Share of associates and joint ventures' profit (loss)	2	0	0
Equity gain (loss) in subsidiaries	(357)	(286)	(659)
Profit (loss) before taxation	(353)	(315)	(728)
Taxation	0	0	0
Profit (loss) after taxation	(353)	(315)	(728)
Preferred stock dividends	0	8	30
Profit (loss) for the period	(353)	(307)	(698)
Equity shareholders	(353)	(307)	(698)
Non-controlling interests	0	0	0
Comprehensive income (loss)	(341)	(327)	(767)
Comprehensive (income) loss attributable to non-controlling interests	0	0	0
Comprehensive income (loss) attributable to AngloGold Ashanti	$ (341)	$ (327)	$ (767)